UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07881

Jacob Funds II
(formerly PineBridge Mutual Funds)
(Exact name of registrant as specified in charter)

399 Park Avenue, 4th Floor
New York, New York, 10022
(Address of principal executive offices) (Zip code)

Robin C. Thorn
399 Park Avenue, 4th Floor
New York, New York, 10022
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  May 31, 2012

Item 1. Reports to Stockholders.

www.PineBridge.com/USMutualFunds	May 31, 2012

Semi-Annual Report	Class I Shares
Class R Shares

PineBridge US Micro Cap Growth Fund
PineBridge US Small Cap Growth Fund
PineBridge US 25 Equity Fund
PineBridge Merger Arbitrage Fund

Investment Adviser
PineBridge Investments, LLC
399 Park Avenue, 4th Floor, New York, New York 10022
www.PineBridge.com/USMutualFunds

1.800.426.9157	www.PineBridge.com/USMutualFunds

PineBridge Semi-Annual Shareholder Letter

Dear Shareholder:

This is a very exciting time for the US Micro and US Small Cap Growth Funds as they begin the process of moving from PineBridge Investments to a new Investment Advisor, joining the Jacob Family of Mutual Funds.  As you may have noticed from the most recent prospectus supplement, Jacob Asset Management has been appointed as the Interim Investment Advisor for the US Micro Cap Growth and US Small Cap Growth Funds, and the Board of Trustees has approved the reorganization of the Funds into the Jacob Family of Mutual Funds, subject to shareholder approval.  Jamie Cuellar, the Portfolio Manager for US Micro Cap Growth and US Small Cap Growth Funds, has become an employee of Jacob Asset Management and will continue to be the Portfolio Manager for both the Micro Cap and Small Cap Funds during the interim period.  After the reorganizations, Mr. Cuellar will be the Portfolio Manager for the Micro Cap Fund and the Assistant Portfolio Manager for the Small Cap Fund.  Mr. Cuellar joins an established team of experienced money managers, including Ryan Jacob, CEO and CIO, Frank Alexander, and Darren Chervitz, who have worked together at Jacob for more than a decade and have an average of 24 years in the investment industry.

The experienced Jacob Asset team has been managing mutual funds since the 1999 launch of the Jacob Internet Fund (JAMFX).  Having acquired 2 additional funds in 2010, the Jacob Wisdom Fund (JWSFX), a large-cap value fund, and the Jacob Small Cap Growth Fund (JSCGX), Jacob has deepened its commitment to the mutual fund business.  Jacob follows a bottom-up, fundamental-based investment philosophy, focusing on companies with sustainable competitive advantages that may allow them to generate above-average returns on capital over a long period of time.

The Jacob Funds look forward to a long and potentially prosperous relationship with you.  A shareholder proxy will be forthcoming and if you should have additional questions, please visit us at www.jacobmutualfunds.com.

Sincerely,

Jamie Cuellar, CFA
Portfolio Manager
Jacob Asset Management

Ryan Jacob
Chairman and Chief Investment Officer
Jacob Asset Management

www.PineBridge.com/USMutualFunds

US Micro Cap Growth Fund

The semi-annual period started well but finished poorly as the rally during the last six months gave way to selling in May over concerns of a Greek departure from the EU and its effects on other fiscally weak countries in the Eurozone.  The US economic picture also started to deteriorate late in the period and exacerbated the selling.  Overall, the market still ended up for the semi-annual period, with microcaps rising slightly more than small caps.  The Russell Microcap Growth Index gained 5.47% versus the Russell 2000 Growth’s return of 3.24%.  The PineBridge US Microcap Growth Fund – Class I gained 4.56% for the six month period ending 05/31/2012, underperforming during the period of market weakness in May.

Technology outperformed during the period as strength in software offset weakness in semiconductors and components.  The acquisition of Convio (CNVO) by Blackbaud helped performance and gains in larger positions Perficient (PRFT) and Tangoe (TNGO) also contributed nicely.  Healthcare lagged on a relative basis during the first half of the year as medical equipment stocks underperformed.

DXP Enterprises (DXPE) was the best performer for the period as robust energy markets and acquisitions moved its earnings estimates higher.  The company also announced a few more accretive acquisitions during the period, including CW Rod Tool Company, HSE Integrated Ltd. and Industrial Paramedic Services.

Convio Inc. (CNVO) was another outperformer during the semi-annual period as Blackbaud made an offer to acquire the company for $16 a share.  Convio is a provider of on-demand software that enables nonprofit organizations to streamline and organize their operations.  Blackbaud was CNVO’s primary competitor and Convio recently entered Blackbaud’s coveted customer relationship management (CRM) space.  Blackbaud’s acquisition of CNVO helps mitigates concerns over competition in the CRM market and creates a suite of products that will be a complete offering for non-profit organizations.

Maxwell (MXWL) was a weak name for the portfolio during the semi-annual period.  The energy and power product company reduced its growth outlook for the year due to weakness in European auto sales and slowing global wind demand for its ultracapacitors.  We had incorrectly believed that orders from new opportunities in heavy trucks for new anti-idling regulations in the US would offset any weakness in other areas of its business.  The stock was sold during the period.

The outlook for US stocks has become mixed in the last couple of months as continued uncertainty in Europe has again put a cloud over the financial markets.  Only time will tell if European weakness causes a greater pause in global economic demand, and what the impact will be on US enterprises and consumers.  Furthermore, uncertainty in the US “fiscal cliff” and the upcoming US presidential election in November also remain wildcards for investors.  Sentiment for the stock market is quite low as the May downturn and long-awaited and poorly received Facebook Initial Public Offering (IPO) have worried investors and once again caused some financial journalists to report on the dreaded “Death of Equities.” If history proves a worthy guide, this dire outlook could be seen as a positive contrarian indicator for the market.

1.800.426.9157

US Small Cap Growth Fund

The semi-annual period started well but finished poorly as the rally during the last six months gave way to selling in May over concerns of a Greek departure from the EU and its effects on other fiscally weak countries in the Eurozone.  The US economic picture also started to deteriorate late in the period and further exacerbated the selling.  Overall the market still finished positive during the semi-annual period with the Russell 2000 Growth gaining 3.24%.  However, small-cap returns did lag the returns posted by mid- and large- caps.  The PineBridge US Small Cap Growth Fund – Class I outperformed the benchmark for the semi-annual period ending 05/31/2012, finishing up 6.56%.  The Fund’s Materials and Technology sectors drove the semi-annual period’s outperformance while Financial Services finished slightly behind on a relative basis.

Asahi’s offer to acquire Zoll Medical (ZOLL) for $93 per share was a meaningful contributor to the period’s performance.  ZOLL’s primary growth driver, the LifeVest, had recently surpassed 60,000 prescriptions.  The rapid growth of LifeVest, a device used to aid patients during the waiting period before open heart surgery, was complemented by a recent favorable reimbursement decision that removed a significant overhang on the stock.  ZOLL’s LifeVest, combined with its valuable and stable defibrillator business, is valued at $2.2 billion, according to Asahi’s takeover offer.

SAP’s offer to acquire SuccessFactors (SFSF) for $40 per share was another meaningful contributor to performance.  While the company had consistently posted industry-leading growth in bookings, the stock had languished during the 2011 summer as a premium valuation, an expensive acquisition of a learning management platform and high levels of expenses had kept investors away from the stock.  Ultimately, SAP recognized the strategic importance of cloud-based offerings and the potential for exceptional multi-year growth opportunity that SuccessFactors has in front of them, and acquired the company at a healthy 52% premium to its share price.

Triangle Petroleum (TPLM) was an underperformer for the period.  A smaller exploration and production (E&P) operator in the Bakken shale pulled back with the decline in oil prices and concerns over funding its capex schedule.  The company, which is just starting to drill its acreage, recently released solid successful results from its first two operated wells.  With numbers for the next two wells coming soon, a hopeful increase in its bank facility in July should ease investor concerns over the company’s ability to fund its capital investments.

The outlook for US stocks has become mixed in the last couple of months as continued uncertainty in Europe has again put a cloud over the financial markets.  Only time will tell if European weakness causes a greater pause in global economic demand, and what the impact will be on US enterprises and consumers.  Furthermore, uncertainty in the US “fiscal cliff” and the upcoming US presidential election in November also remain wildcards for investors.  Sentiment for the stock market is quite low as the May downturn and long-awaited and poorly received Facebook IPO have worried investors and once again caused some financial journalists to report on the dreaded “Death of Equities.” If history proves a worthy guide, this dire outlook could be seen as a positive contrarian indicator for the market.

www.PineBridge.com/USMutualFunds

This material must be preceded or accompanied by a current PineBridge prospectus.

The Jacob Funds investment objectives, risks, charges, and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company, and it may be obtained by calling 888-522-6239 or by visiting www.jacobmutualfunds.com.  Read carefully before investing.

The PineBridge US Micro Cap Growth Fund and PineBridge US Small Cap Growth Fund invest in smaller capitalization companies which involve additional risks such as limited liquidity and greater volatility.  The PineBridge US Micro Cap Growth Fund and the PineBridge US Small Cap Growth Fund invest in growth stocks, which typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

There are specific risks inherent in investing in the Internet area, particularly with respect to small capitalized companies and the high volatility of internet stocks.  All three Jacob Funds may invest in foreign securities, which involve greater volatility and political, economic and currency risks, and differences in accounting methods.  The Jacob Small Cap and Wisdom Fund will invest in smaller companies, which involve additional risks, such as limited liquidity and greater volatility.  The Jacob Wisdom Fund may invest in debt securities which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

Mutual fund investing involves risk.  Principal loss is possible.

Past performance in not a guarantee of future results.

Opinions expressed are those of PineBridge Investments, LLC and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell a security.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for a full listing of Fund Holdings.

The Russell Microcap Growth Index measures performance of the microcap growth segment of the U.S. equity market with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe.  It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates.  The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index.  It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Capex are funds used by a company to acquire or upgrade physical assets such as property, industrial buildings or equipments.

It is not possible to invest directly in an index.

The PineBridge Mutual Funds are distributed by Quasar Distributors, LLC.

The Jacob Funds are distributed by Quasar Distributors, LLC.

1.800.426.9157

PineBridge Mutual Funds - Sector Allocation
US Micro Cap Growth Fund (expressed as a percentage of Total Investments)
As of May 31, 2012 (Unaudited)

US Small Cap Growth Fund (expressed as a percentage of Total Investments)
As of May 31, 2012 (Unaudited)

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - Sector Allocation
US 25 Equity Fund (expressed as a percentage of Total Investments)
As of May 31, 2012 (Unaudited)

Merger Arbitrage Fund (expressed as a percentage of Total Investments)
As of May 31, 2012 (Unaudited)

1.800.426.9157

PineBridge Mutual Funds
Additional Information on Fund Expenses

Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/11 – 5/31/12).

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Funds’ transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.PineBridge.com/USMutualFunds

Actual vs. Hypothetical Returns For the Six Months Ended
May 31, 2012 (Unaudited)

						Hypothetical
						(5% return
				Actual		before expenses)
		Fund’s	Beginning	Ending	Expenses	Ending	Expenses
		Annualized	Account	Account	Paid	Account	Paid
		Expense	Value	Value	During	Value	During
		Ratio	12/1/11	5/31/12	Period1	5/31/12	Period1

US Micro Cap
Growth Fund	Class I	1.60%	$1,000.00	$1,045.60	$8.18	$1,017.00	$8.07
	Class R	1.90%	$1,000.00	$1,043.60	$9.71	$1,015.50	$9.57

US Small Cap
Growth Fund	Class I	1.35%	$1,000.00	$1,065.60	$6.97	$1,018.25	$6.81
	Class R	1.65%	$1,000.00	$1,064.00	$8.51	$1,016.75	$8.32

US 25
Equity Fund	Class I	1.20%	$1,000.00	$1,011.20	$6.03	$1,019.00	$6.06
	Class R	1.55%	$1,000.00	$1,009.60	$7.79	$1,017.25	$7.82

Merger
Arbitrage
Fund	Class I2	1.38%	$1,000.00	$1,004.00	$5.78	$1,018.10	$6.96
	Class R3	1.70%	$1,000.00	$1,000.00	$3.67	$1,016.50	$8.57

1	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days and divided by 366 to reflect the one-half year period.
2
Actual expenses are equal to the annualized expense ratio for Class I multiplied by the average account value over the period, multiplied by 153 days and divided by 366 to reflect the commencement of operations to May 31, 2012. Excluding dividends and interest expense on securities sold short, your actual cost of investment would be $5.61, your hypothetical cost of investment would be $6.76 and the annualized expense ratio would be 1.34%.

3
Actual expenses are equal to the annualized expense ratio for Class R multiplied by the average account value over the period, multiplied by 79 days and divided by 366 to reflect the commencement of operations to May 31, 2012. Excluding dividends and interest expense on securities sold short, your actual cost of investment would be $3.65, your hypothetical cost of investment would be $8.52 and the annualized expense ratio would be 1.69%.

1.800.426.9157

PineBridge Mutual Funds - US Micro Cap Growth Fund
Schedule of Investments (Unaudited)	May 31, 2012

Security Description	Shares	Value

Common Stocks — 93.3%

Aerospace & Defense — 1.0%
Astronics Corp.*	22,700	$579,304

Auto Components — 1.2%
Amerigon, Inc.*	57,100	684,058

Biotechnology — 2.2%
Exact Sciences Corp.*	124,600	1,231,048

Chemicals — 8.7%
ADA-ES, Inc.*	86,339	2,261,218
GSE Holding, Inc.*	85,672	933,825
KMG Chemicals, Inc.	75,639	1,291,914
TOR Minerals International, Inc.*	27,099	463,393
		4,950,350

Commercial Services & Supplies — 6.1%
Ceco Environmental Corp.	81,288	575,519
Encore Capital Group, Inc.*	40,900	991,416
Ennis, Inc.	65,900	937,098
Team, Inc.*	36,300	968,484
		3,472,517

Communications Equipment — 4.3%
PC-Tel, Inc.	148,200	905,502
Procera Networks, Inc.*	72,400	1,513,160
		2,418,662

Consumer Finance — 2.0%
Regional Management Corp.*	75,700	1,116,575

Diversified Telecommunication Services — 1.6%
8x8, Inc.*	226,000	913,040

Electrical Equipment — 2.4%
Thermon Group Holdings, Inc.*	66,763	1,355,956

Energy Equipment & Services — 5.9%
Mitcham Industries, Inc.*	35,253	666,282
OYO Geospace Corp.*	9,938	922,147
Pioneer Drilling Co.*	69,900	520,056
RigNet, Inc.*	77,287	1,206,450
		3,314,935

Food & Staples Retailing — 2.0%
The Chefs’ Warehouse, Inc.*	58,600	1,116,330

Health Care Equipment & Supplies — 7.0%
Cerus Corp.*	324,300	1,096,134
Endologix, Inc.*	69,600	945,864
Staar Surgical Co.*	135,300	1,148,697

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

Security Description	Shares	Value

Common Stocks (continued)

Health Care Equipment & Supplies (continued)
Synergetics USA, Inc.*	217,200	$777,576
		3,968,271

Health Care Technology — 0.9%
CareView Communications, Inc.*	316,300	490,265

Hotels, Restaurants & Leisure — 1.0%
Ignite Restaurant Group, Inc.*	32,900	588,252

Insurance — 1.2%
Hallmark Financial Services, Inc.*	96,900	689,928

Internet Software & Services — 9.3%
Ipass, Inc.*	91,395	230,315
Perficient, Inc.*	166,600	1,887,578
SPS Commerce, Inc.*	81,101	2,241,632
support.com, Inc.*	346,840	891,379
		5,250,904

IT Services — 1.3%
Virtusa Corp.*	50,900	744,667

Machinery — 3.4%
Graham Corp.	54,764	1,054,755
Wabash National Corp.*	126,600	881,136
		1,935,891

Metals & Mining — 1.5%
Universal Stainless & Alloy*	21,600	869,184

Oil, Gas & Consumable Fuels — 2.0%
Triangle Petroleum Corp.*	218,500	1,114,350

Pharmaceuticals — 0.9%
Pernix Therapeutics Holdings*	77,200	499,484

Professional Services — 2.3%
Mistras Group, Inc.*	58,500	1,318,590

Semiconductors & Semiconductor Equipment — 5.0%
Silicon Image, Inc.*	191,619	846,956
Silicon Motion Technology Corp. — ADR*	82,500	1,117,050
Volterra Semiconductor Corp.*	32,100	891,738
		2,855,744

Software — 9.3%
Allot Communications Ltd.*	70,618	1,837,480
Callidus Software, Inc.*	152,500	760,975
Glu Mobile, Inc.*	296,522	1,369,932
Tangoe, Inc.*	67,905	1,311,246
		5,279,633

Specialty Retail — 4.5%
Cache, Inc.*	154,100	758,172
hhgregg, Inc.*	52,354	562,805
Shoe Carnival, Inc.*	59,100	1,251,738
		2,572,715

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

Security Description	Shares	Value

Common Stocks (continued)

Thrifts & Mortgage Finance — 1.5%
ViewPoint Financial Group, Inc.	56,100	$855,525

Trading Companies & Distributors — 4.8%
Aceto Corp.	112,400	958,772
DXP Enterprises, Inc.*	37,461	1,760,667
		2,719,439
Total Common Stocks (Cost $50,145,544)		52,905,617

Short Term Investment — 7.0%

Money Market Fund — 7.0%
Fidelity Institutional Money Market Fund —
Government Portfolio, 0.01%#	3,979,458	3,979,458
Total Short Term Investment (Cost $3,979,458)		3,979,458
Total Investments (Cost $54,125,002) — 100.3%		56,885,075
Liabilities in Excess of Other Assets — (0.3)%		(179,065)
Total Net Assets — 100.0%		$56,706,010

*	Non-income producing security.
ADR  American Depository Receipt
#	Seven-day yield as of May 31, 2012.

Securities are classified using the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - US Small Cap Growth
Schedule of Investments (Unaudited)	May 31, 2012

Security Description	Shares	Value

Common Stocks — 93.7%

Biotechnology — 1.6%
Incyte Corp. Ltd.*	10,700	$228,017

Chemicals — 4.0%
ADA-ES, Inc.*	21,346	559,052

Commercial Services & Supplies — 5.0%
Encore Capital Group, Inc.*	9,800	237,552
Liquidity Services, Inc.*	7,200	460,008
		697,560

Communications Equipment — 3.8%
Ixia*	16,900	178,802
Procera Networks, Inc.*	17,300	361,570
		540,372

Construction & Engineering — 1.7%
MasTec, Inc.*	14,500	237,075

Consumer Finance — 1.6%
First Cash Financial Services, Inc.*	5,900	221,014

Diversified Financial Services — 5.7%
Cardtronics, Inc.*	11,600	325,032
Euronet Worldwide, Inc.*	13,300	239,267
Vantiv, Inc.*	10,600	235,108
		799,407

Electrical Equipment — 2.2%
Thermon Group Holdings, Inc.*	15,222	309,159

Energy Equipment & Services — 5.0%
Hornbeck Offshore Services, Inc.*	5,800	193,662
Mitcham Industries, Inc.*	8,200	154,980
OYO Geospace Corp.*	2,326	215,829
RigNet, Inc.*	9,303	145,220
		709,691

Health Care Equipment & Supplies — 4.6%
Align Technology, Inc.*	7,900	246,717
NxStage Medical, Inc.*	8,220	124,862
Staar Surgical Co.*	32,435	275,373
		646,952

Health Care Providers & Services — 1.2%
HMS Holdings Corp.*	6,588	176,493

Insurance — 2.1%
Amtrust Financial Services, Inc.	10,300	296,125

Internet Software & Services — 5.8%
Perficient, Inc.*	40,200	455,466

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

Security Description	Shares	Value

Common Stocks (continued)

Internet Software & Services (Continued)
SPS Commerce, Inc.*	13,100	$362,084
		817,550

Machinery — 6.7%
Chart Industries, Inc.*	3,700	231,102
Valmont Industries, Inc.	3,000	343,500
Wabash National Corp.*	26,000	180,960
Westport Innovations, Inc.*	7,600	185,516
		941,078

Media — 1.2%
Cinemark Holdings, Inc.	7,600	175,256

Metals & Mining — 1.5%
Universal Stainless & Alloy*	5,100	205,224
Oil, Gas & Consumable Fuels — 3.3%
Rosetta Resources, Inc.*	4,800	185,712
Triangle Petroleum Corp.*	54,200	276,420
		462,132

Pharmaceuticals — 7.8%
Akorn, Inc.*	36,732	501,392
Jazz Pharmaceuticals PLC*	5,300	228,960
Questcor Pharmaceuticals, Inc.*	9,054	374,835
		1,105,187

Professional Services — 2.1%
Mistras Group, Inc.*	13,100	295,274

Semiconductors & Semiconductor Equipment — 6.5%
Cirrus Logic, Inc.*	8,000	229,760
Silicon Image, Inc.*	43,077	190,400
Silicon Motion Technology Corp. — ADR*	20,500	277,570
Volterra Semiconductor Corp.*	7,700	213,906
		911,636

Software — 10.9%
ACI Worldwide, Inc.*	3,800	145,122
Allot Communications Ltd.*	14,122	367,454
Callidus Software, Inc.*	30,600	152,694
Glu Mobile, Inc.*	71,386	329,803
Infoblox, Inc.*	12,400	245,396
Tangoe, Inc.*	15,579	300,831
		1,541,300

Specialty Retail — 3.7%
Aeropostale, Inc.*	12,700	234,950
The Finish Line, Inc.	7,400	152,588
hhgregg, Inc.*	12,533	134,730
		522,268

Textiles, Apparel & Luxury Goods — 2.1%
Steven Madden Ltd.*	7,155	290,064

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

Security Description	Shares	Value

Common Stocks (continued)

Thrifts & Mortgage Finance — 1.4%
ViewPoint Financial Group, Inc.	2,900	$196,725

Trading Companies & Distributors — 2.2%
DXP Enterprises, Inc.*	6,500	305,500
Total Common Stocks (Cost $11,998,614)		13,190,111

Short Term Investment — 5.6%

Money Market Fund — 5.6%
Fidelity Institutional Money Market Fund —
Government Portfolio, 0.01%#	90,970	790,970
Total Short Term Investment (Cost $790,970)		790,970
Total Investments (Cost $12,789,584) — 99.3%		13,981,081
Other Assets in Excess of Liabilities — 0.7%		96,304
Total Net Assets — 100.0%		$14,077,385

*	Non-income producing security.
ADR  American Depository Receipt
#	Seven-day yield as of May 31, 2012.

Securities are classified using the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

PineBridge Mutual Funds - US 25 Equity Fund
Schedule of Investments (Unaudited)	May 31, 2012

Security Description	Shares	Value

Common Stocks — 96.7%

Aerospace & Defense — 3.9%
Honeywell International, Inc.	2,382	$132,582

Auto Components — 4.1%
Johnson Controls, Inc.	4,531	136,564

Capital Markets — 4.1%
Affiliated Managers Group, Inc.*	1,334	137,495

Chemicals — 4.0%
Ecolab, Inc.	2,149	135,838

Commercial Banks — 8.0%
Huntington Bancshares, Inc.	21,215	138,746
Regions Financial Corp.	20,930	131,650
		270,396

Computers & Peripherals — 9.7%
Apple, Inc.*	124	71,639
EMC Corp.*	5,021	119,750
Hewlett-Packard Co.	6,062	137,486
		328,875

Diversified Telecommunication Services — 4.2%
AT&T, Inc.	4,156	142,011

Food Products — 8.1%
Campbell Soup Co.	4,454	141,192
The Hershey Co.	2,000	133,720
		274,912

Health Care Providers & Services — 3.9%
Express Scripts Holding Co.*	2,544	132,771

Hotels, Restaurants & Leisure — 3.8%
Starwood Hotels & Resorts Worldwide, Inc.	2,394	126,523

IT Services — 3.9%
The Western Union Co.	7,939	130,200

Media — 4.1%
The Walt Disney Co.	3,038	138,867

Oil, Gas & Consumable Fuels — 8.8%
Marathon Oil Corp.	9,426	234,802
Occidental Petroleum Corp.	789	62,544
		297,346

Pharmaceuticals — 7.9%
Mylan, Inc.*	6,124	132,707
Pfizer, Inc.	6,185	135,266
		267,973

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

Security Description	Shares	Value

Common Stocks (continued)

Real Estate Management & Development — 3.8%
CBRE Group, Inc.*	7,848	$129,100

Software — 3.3%
Informatica Corp.*	2,689	111,405

Textiles, Apparel & Luxury Goods — 4.2%
Lululemon Athletica, Inc.*	1,967	142,883

Trading Companies & Distributors — 6.9%
WW Grainger, Inc.	1,210	234,317
Total Common Stocks (Cost $3,404,181)		3,270,058

Short Term Investment — 0.8%

Money Market Fund — 0.8%
Fidelity Institutional Money Market Fund —
Government Portfolio, 0.01%#	28,888	28,888
Total Short Term Investment (Cost $28,888)		28,888
Total Investments (Cost $3,433,069) — 97.5%		3,298,946
Other Assets in Excess of Liabilities — 2.5%		83,753
Total Net Assets — 100.0%		$3,382,699

*	Non-income producing security.
#	Seven-day yield as of May 31, 2012.

Securities are classified using the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

PineBridge Mutual Funds - Merger Arbitrage Fund
Schedule of Investments (Unaudited)	May 31, 2012

Security Description	Shares	Value

Common Stocks — 56.5%

Aerospace & Defense — 9.7%
Goodrich Corp.	3,860	$485,472

Biotechnology — 3.3%
Ardea Biosciences, Inc.*	5,200	166,140

Chemicals — 4.6%
Solutia, Inc.	8,500	233,410
Commercial Banks — 3.3%
Encore Bancshares, Inc.*	2,500	51,525
Pacific Capital Bancorp N.A.*	2,500	113,875
		165,400

Diversified Telecommunication Services — 5.5%
AboveNet, Inc.*	3,290	274,123

Electrical Equipment — 2.0%
Cooper Industries PLC	1,400	98,700

Electronic Equipment, Instruments & Components — 3.6%
Viasystems North America, Inc.	14,000	181,860

Food Products — 1.9%
Viterra, Inc.	6,300	97,594

Health Care Equipment & Supplies — 2.4%
Gen-Probe, Inc.*	1,500	121,365

Hotels, Restaurants & Leisure — 3.5%
PF Chang’s China Bistro, Inc.	3,475	178,163

Insurance — 0.1%
Delphi Financial Group, Inc. — Contingent
Value Offer Escrow Shares* (f)(i)	7,600	5,016

Internet Software & Services — 3.0%
RADVISION Ltd.*	12,570	148,326

Media — 3.1%
Knology, Inc.*	7,900	154,129

Multi-Utilities — 2.0%
CH Energy Group, Inc.	1,500	98,445

Pharmaceuticals — 0.9%
ISTA Pharmaceuticals, Inc.*	5,000	45,450

Semiconductors & Semiconductor Equipment — 2.5%
Novellus Systems, Inc.*	3,000	125,490

Specialty Retail — 3.4%
Charming Shoppes, Inc.*	599	4,397
Collective Brands, Inc.*	3,700	78,699

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

Security Description	Shares	Value

Common Stocks (continued)

Specialty Retail (continued)
Cost Plus, Inc.*	3,991	$88,201
		171,297

Trading Companies & Distributors — 1.7%
Interline Brands, Inc.*	3,500	87,745
Total Common Stocks (Cost $2,850,062)		2,838,125

Short Term Investments — 40.9%

Money Market Fund — 36.9%
Fidelity Institutional Money Market Fund —
Government Portfolio, 0.01%#@	1,854,295	1,854,295

	Principal Amount

U.S. Treasury Bill — 4.0%
0.07%, 7/26/2012^@	$200,000	199,977
Total Short Term Investments (Cost $2,054,272)		2,054,272
Total Investments (Cost $4,904,334) — 97.4%		4,892,397
Other Assets in Excess of Liabilities — 2.6%		129,117
Total Net Assets — 100.0%		$5,021,514

*	Non-income producing security.
#	Seven-day yield as of May 31, 2012.
^	Rate shown is the annualized yield to maturity.
@	All or a portion of this security is segregated as collateral for securities sold short.
(f)	Fair valued security. The total market value of this security was $5,016, representing 0.1% of net assets.
(i)	Illiquid security.

Securities are classified using the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

PineBridge Mutual Funds - Merger Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)	May 31, 2012

Security Description	Shares	Value

Common Stocks — 4.4%

Chemicals — 1.0%
Eastman Chemical Co.	1,020	$47,491

Machinery — 0.9%
Eaton Corp.	1,085	46,286

Semiconductors & Semiconductor Equipment — 2.5%
Lam Research Corp.	3,375	125,888
Total Common Stocks (Proceeds $245,175)		219,665
Total Securities Sold Short (Proceeds $245,175) — 4.4%		$219,665

Securities are classified using the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the PineBridge Mutual Funds.

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Statement of Assets and Liabilities (Unaudited)	May 31, 2012

	US Micro Cap	US Small Cap	US 25	Merger
	Growth Fund	Growth Fund	Equity Fund	Arbitrage Fund
ASSETS:
Investment securities, at value*	$52,905,617	$13,190,111	$3,270,058	$2,838,125
Short term investments*	3,979,458	790,970	28,888	2,054,272
Cash held at broker	—	—	—	396,048
Receivable for investments sold	665,544	179,437	106,370	—
Interest and dividends receivable	32	450	4,102	447
Receivable for shares of
beneficial interest sold	109,038	—	—	—
Receivable from Adviser	—	4,018	18,896	12,140
Deferred offering costs	—	—	32,059	55,086
Prepaid expenses and other assets	42,047	23,826	9,972	5,173
Total assets	57,701,736	14,188,812	3,470,345	5,361,291
LIABILITIES:
Securities sold short	—	—	—	219,665
Payable for investments purchased	722,863	84,296	68,560	87,991
Payable for shares of
beneficial interest redeemed	132,989	926	—	—
Investment advisory fees payable	42,576	—	—	—
Administration fees payable	14,825	4,729	4,927	5,182
Distribution fees payable	6,108	1,613	182	1
Accrued expenses	76,365	19,863	13,977	26,938
Total liabilities	995,726	111,427	87,646	339,777
Net assets	$56,706,010	$14,077,385	$3,382,699	$5,021,514
NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest
at par value of $0.001	$2,991	$577	$322	$500
Paid-in capital	68,435,137	23,337,748	3,303,196	5,001,500
	68,438,128	23,338,325	3,303,518	5,002,000
Accumulated undistributed
net investment loss	(492,677)	(95,846)	(4,743)	(14,198)
Accumulated net realized
gain (loss) on investments,
foreign currency and
securities sold short	(13,999,514)	(10,356,591)	218,047	20,139
Net unrealized
appreciation (depreciation) of:
Investments and
foreign currency	2,760,073	1,191,497	(134,123)	(11,937)
Securities sold short	—	—	—	25,510
Net assets	$56,706,010	$14,077,385	$3,382,699	$5,021,514

*Identified cost:
Investment securities	$50,145,544	$11,998,614	$3,404,181	$2,850,062
Short term investments	$3,979,458	$790,970	$28,888	$2,054,272
Securities sold short	—	—	—	$245,175

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

	US Micro Cap	US Small Cap	US 25	Merger
	Growth Fund	Growth Fund	Equity Fund	Arbitrage Fund
Class I
(unlimited shares authorized):
Net assets	$50,388,693	$11,609,413	$1,990,421	$5,019,515
Shares of beneficial interest
issued and outstanding	2,649,053	473,553	189,055	500,000
Net asset value, offering and
redemption price per share	$19.02	$24.52	$10.53	$10.04

Class R
(unlimited shares authorized):
Net assets	$6,317,317	$2,467,972	$1,392,278	$1,999
Shares of beneficial interest
issued and outstanding	342,333	103,759	132,515	199
Net asset value, offering and
redemption price per share	$18.45	$23.79	$10.51	$10.04

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Statement of Operations (Unaudited)	For the six months ended May 31, 2012

	US Micro Cap	US Small Cap	US 25	Merger
	Growth Fund	Growth Fund	Equity Fund	Arbitrage Fund*
INVESTMENT INCOME:
Income:
Interest	$112	$20	$9	$154
Dividends	22,340	6,866	22,820	12,719
Total investment income	22,452	6,886	22,829	12,873
Expenses:
Investment advisory fees	377,291	65,923	13,086	18,414
Administration fees	30,666	15,355	14,580	12,585
Distribution fees — Class R	14,087	4,488	2,347	2
Transfer agent fees and expenses	43,611	22,044	18,358	10,732
Registration fees	15,020	16,004	5,476	529
Fund accounting
fees and expenses	18,265	18,072	17,044	14,283
Custodian fees and expenses	4,761	2,142	1,226	1,348
Audit and tax fees	17,396	12,578	10,000	15,753
Trustees’ fees and expenses	40,469	9,310	3,743	3,414
Printing expenses	9,773	2,184	728	853
Legal fees and expenses	63,059	12,844	4,587	2,697
Offering costs	—	—	43,002	29,187
Miscellaneous expenses	880	340	245	268
Interest expense on
securities sold short	—	—	—	80
Dividends on securities sold short	—	—	—	741
Total expenses	635,278	181,284	134,422	110,886
Less: Expenses waived
by Adviser (Note 4)	(120,149)	(78,552)	(107,149)	(83,815)
Net expenses	515,129	102,732	27,273	27,071
Net investment loss	(492,677)	(95,846)	(4,444)	(14,198)
REALIZED &
UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments and foreign currency	4,027,803	1,103,294	386,692	20,233
Securities sold short	—	—	—	(94)
Net change in unrealized
appreciation (depreciation) of:
Investments and foreign currency	(557,076)	(104,266)	(474,693)	(11,937)
Securities sold short	—	—	—	25,510
Net realized and unrealized gain (loss)	3,470,727	999,028	(88,001)	33,712
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$2,978,050	$903,182	$(92,445)	$19,514

*	Merger Arbitrage Fund commenced operations on December 30, 2011.

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

PineBridge Mutual Funds - US Micro Cap Growth Fund
Statements of Changes in Net Assets

	For the Six	For The
	Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(492,677)	$(1,437,704)
Net realized gain	4,027,803	5,555,453
Net change in unrealized depreciation	(557,076)	(8,468,861)
Net increase (decrease) in net assets
resulting from operations	2,978,050	(4,351,112)
Capital Share Transactions (Note 5):
Proceeds from shares sold	7,113,063	64,527,181
Cost of shares redeemed	(12,788,713)	(61,354,232)
Net increase (decrease) in net assets
resulting from capital share transactions	(5,675,650)	3,172,949
Total decrease in net assets	(2,697,600)	(1,178,163)
NET ASSETS:
Beginning of period	59,403,610	60,581,773
End of period	$56,706,010	$59,403,610
Includes accumulated undistributed net investment loss of	$(492,677)	$—

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - US Small Cap Growth
Statements of Changes in Net Assets

	For The Six	For The
	Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(95,846)	$(184,163)
Net realized gain	1,103,294	2,119,971
Net change in unrealized depreciation	(104,266)	(1,323,028)
Net increase in net assets
resulting from operations	903,182	612,780
Capital Share Transactions (Note 5):
Proceeds from shares sold	229,325	1,589,352
Cost of shares redeemed	(798,916)	(2,613,743)
Net decrease in net assets resulting
from capital share transactions	(569,591)	(1,024,391)
Total increase (decrease) in net assets	333,591	(411,611)
NET ASSETS:
Beginning of period	13,743,794	14,155,405
End of period	$14,077,385	$13,743,794
Includes accumulated undistributed net investment loss of	$(95,846)	$—

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

PineBridge Mutual Funds - US 25 Equity Fund
Statements of Changes in Net Assets

	For The Six	For The
	Months Ended	Period Ended
	May 31,	November 30,
	2012	2011*
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$(4,444)	$8,693
Net realized gain	386,692	145,101
Net change in unrealized appreciation (depreciation)	(474,693)	340,570
Net increase (decrease) in net assets
resulting from operations	(92,445)	494,364
Dividends and distributions to shareholders:
From net investment income — Class I	(8,372)	—
From net investment income — Class R	(620)	—
From net realized gain on investments — Class I	(30,117)	—
From net realized gain on investments — Class R	(4,788)	—
Total dividends and distributions to shareholders	(43,897)	—
Capital Share Transactions (Note 5):
Proceeds from shares sold	357,531	7,900,005
Proceeds from shares reinvested	15,967	—
Cost of shares redeemed	(5,224,271)	(24,555)
Net increase (decrease) in net assets
resulting from capital share transactions	(4,850,773)	7,875,450
Total increase (decrease) in net assets	(4,987,115)	8,369,814
NET ASSETS:
Beginning of period	8,369,814	—
End of period	$3,382,699	$8,369,814
Includes accumulated undistributed
net investment income (loss) of	$(4,743)	$8,693

*	US 25 Equity Fund commenced operations on September 19, 2011.

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - Merger Arbitrage Fund
Statement of Changes in Net Assets

For The
Period Ended
May 31, 2012*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(14,198)
Net realized gain	20,139
Net change in unrealized appreciation	13,573
Net increase in net assets resulting from operations	19,514
Capital Share Transactions (Note 5):
Proceeds from shares sold	5,002,000
Cost of shares redeemed	—
Net increase in net assets resulting from capital share transactions	5,002,000
Total increase in net assets	5,021,514
NET ASSETS:
Beginning of period	—
End of period	$5,021,514
Includes accumulated undistributed net investment loss of	$(14,198)

*	Merger Arbitrage Fund commenced operations on December 30, 2011.

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

PineBridge Mutual Funds
Financial Highlights

US MICRO CAP GROWTH FUND

			Net gain									Ratio		Ratio
			(loss)		Dividends			Net				of net		of net
	Net		on invest-	Total	from	Distri-		Asset			Net	expenses		invest-
	Asset	Net	ments	from	net	butions		Value,			Assets,	to		ment
	Value,	invest-	(realized	invest-	invest-	from	Total	end			end of	average		loss to
	beginning	ment	and	ment	ment	capital	distri-	of	Total		period	net		average		Portfolio
	of period	loss1	unrealized)	operations	income	gains	butions	period	return2		(000’s )	assets3		net assets		Turnover
Class I
11/30/07	$24.46	$(0.26)	$4.77	$4.51	$—	$(4.09)	$(4.09)	$24.88	21.94%		$90,421	1.60%		(1.13)%		149%
11/30/08	24.88	(0.10)	(10.40)	(10.50)	—	(3.96)	(3.96)	10.42	(50.02)		41,582	1.60		(0.58)		250
11/30/09	10.42	(0.15)	2.91	2.76	—	—	—	13.18	26.49		40,122	1.60		(1.36)		209
11/30/10	13.18	(0.20)	4.84	4.64	—	—	—	17.82	35.20		51,300	1.60		(1.35)		216
11/30/11	17.82	(0.30)	0.67	0.37	—	—	—	18.19	2.08		50,065	1.60		(1.53)		165
5/31/124	18.19	(0.15)	0.98	0.83	—	—	—	19.02	4.56	5	50,389	1.60	6	(1.53	)6	63	5
Class R
11/30/07	$24.24	$(0.32)	$4.68	$4.36	$—	$(4.09)	$(4.09)	$24.51	21.53%		$12,851	1.87%		(1.39)%		149%
11/30/08	24.51	(0.14)	(10.20)	(10.34)	—	(3.96)	(3.96)	10.21	(50.14)		4,458	1.85		(0.82)		250
11/30/09	10.21	(0.18)	2.85	2.67	—	—	—	12.88	26.15		4,198	1.90		(1.66)		209
11/30/10	12.88	(0.25)	4.73	4.48	—	—	—	17.36	34.78		9,282	1.90		(1.67)		216
11/30/11	17.36	(0.35)	0.67	0.32	—	—	—	17.68	1.84		9,339	1.88		(1.81)		165
5/31/124	17.68	(0.18)	0.95	0.77	—	—	—	18.45	4.36	5	6,317	1.90	6	(1.83	)6	63	5

1	Calculated based upon average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

3	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/07	11/30/08	11/30/09	11/30/10	11/30/11	5/31/124,6
Class I	1.73%	1.73%	2.00%	1.89%	1.79%	1.98%
Class R	2.06	2.03	2.35	2.24	2.12	2.33

4	Unaudited.
5	Not annualized.
6	Annualized.

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

US SMALL CAP GROWTH FUND

														Ratio
			Net gain									Ratio		of net
			(loss)		Dividends			Net				of net		invest-
	Net	Net	on invest-	Total	from	Distri-		Asset			Net	expenses		ment
	Asset	invest-	ments	from	net	butions		Value,			Assets,	to		income
	Value,	ment	(realized	invest-	invest-	from	Total	end			end of	average		(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total		period	net		average		Portfolio
	of period	(loss)1	unrealized)	operations	income	gains	butions	period	return2		(000’s )	assets3		net assets		Turnover
Class I
11/30/07	$21.38	$0.55	$5.88	$6.43	$—	$—	$—	$27.81	30.07	%4	$29,559	1.35%		2.21%		173%
11/30/08	27.81	(0.15)	(13.93)	(14.08)	(0.54)	—	(0.54)	13.19	(51.62)		13,187	1.35		(0.68)		366
11/30/09	13.19	(0.15)	3.79	3.64	—	—	—	16.83	27.60		9,327	1.35		(1.03)		280
11/30/10	16.83	(0.21)	5.45	5.24	—	—	—	22.07	31.13		11,693	1.35		(1.09)		280
11/30/11	22.07	(0.29)	1.23	0.94	—	—	—	23.01	4.26		11,330	1.35		(1.21)		162
5/31/125	23.01	(0.16)	1.67	1.51	—	—	—	24.52	6.56	6	11,609	1.35	7	(1.26	)7	80	6
Class R
11/30/07	$21.01	$0.46	$5.78	$6.24	$—	$—	$—	$27.25	29.70	%4	$6,658	1.64%		1.87%		173%
11/30/08	27.25	(0.21)	(13.66)	(13.87)	(0.47)	—	(0.47)	12.91	(51.78)		2,341	1.65		(0.98)		366
11/30/09	12.91	(0.19)	3.71	3.52	—	—	—	16.43	27.27		2,181	1.65		(1.33)		280
11/30/10	16.43	(0.26)	5.32	5.06	—	—	—	21.49	30.80		2,463	1.65		(1.39)		280
11/30/11	21.49	(0.33)	1.20	0.87	—	—	—	22.36	4.05		2,414	1.54		(1.40)		162
5/31/125	22.36	(0.19)	1.62	1.43	—	—	—	23.79	6.40	6	2,468	1.65	7	(1.56	)7	80	6

1	Calculated based upon average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

3	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/07	11/30/08	11/30/09	11/30/10	11/30/11	5/31/125,7
Class I	1.86%	1.69%	2.53%	2.32%	2.04%	2.41%
Class R	2.20	2.04	2.88	2.67	2.28	2.76

4	Payments by affiliates increased the total return by 2.68% and 2.74% for Class I and Class R shares, respectively.
5	Unaudited.
6	Not annualized.
7	Annualized.

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

US 25 EQUITY FUND

														Ratio
			Net									Ratio		of net
			gain		Dividends			Net				of net		invest-
	Net	Net	on invest-	Total	from	Distri-		Asset			Net	expenses		ment
	Asset	invest-	ments	from	net	butions		Value,			Assets,	to		income
	Value,	ment	(realized	invest-	invest-	from	Total	end			end of	average		(loss) to
	beginning	income	and	ment	ment	capital	distri-	of	Total		period	net		average		Portfolio
	of period	(loss)1	unrealized)	operations	income	gains	butions	period	return2		(000’s )	assets3		net assets		Turnover
Class I
11/30/11*	$10.00	$0.01	$0.46	$0.47	$—	$—	$—	$10.47	4.70	%5	$7,215	1.20	%6	0.61	%6	32	%5
5/31/124	10.47	(0.01)	0.12	0.11	(0.01)	(0.04)	(0.05)	10.53	1.12	5	1,990	1.20	6	(0.10	)6	117	5
Class R
11/30/11**	$9.77	$0.01	$0.68	$0.69	$—	$—	$—	$10.46	7.06	%5	$1,155	1.55	%6	0.30	%6	32	%5
5/31/124	10.46	(0.02)	0.12	0.10	(0.01)	(0.04)	(0.05)	10.51	0.96	5	1,392	1.55	6	(0.45	)6	117	5

*	Class I commenced operations on September 19, 2011.
**	Class R commenced operations on September 21, 2011.
1	Calculated based upon average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

3	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/116	5/31/124,6
Class I	3.75%	6.36%
Class R	4.05	6.71

4	Unaudited.
5	Not annualized.
6	Annualized.

The accompanying notes are an integral part of these financial statements.

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MERGER ARBITRAGE FUND

Ratio
												Ratio		of net
			Net gain		Dividends			Net				of net		invest-
	Net		on invest-	Total	from	Distri-		Asset			Net	expenses		ment
	Asset	Net	ments	from	net	butions		Value,			Assets	to		loss to
	Value,	invest-	(realized	invest-	invest-	from	Total	end			end of	average		average
	beginning	ment	and	ment	ment	capital	distri-	of	Total		period	net		net		Portfolio
	of period	loss1	unrealized)	operations	income	gains	butions	period	return2		(000’s )	assets3,4		assets4		Turnover5
Class I
5/31/12*6	$10.00	$(0.03)	$0.07	$0.04	$—	$—	$—	$10.04	0.40	%7	$5,020	1.38	%8	(0.72	)%8	183	%7
Class R
5/31/12**6	$10.04	$(0.02)	$0.02	$—	$—	$—	$—	$10.04	0.00	%7	$2	1.70	%8	(0.81	)%8	183	%7

*	Class I commenced operations on December 30, 2011.
**	Class R commenced operations on March 13, 2012.
1	Calculated based upon average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

3	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

5/31/126,8
Class I	5.66%
Class R	5.35%

4
Ratios presented above include dividends and interest expense on securities sold short.  Ratio of net expenses to average net assets excluding dividends and interest expense on securities sold short, as follows:

5/31/126,8
Class I	1.34%
Class R	1.69%

5	Portfolio turnover excludes securities sold short.
6	Unaudited.
7	Not annualized.
8	Annualized.

The accompanying notes are an integral part of these financial statements.

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PineBridge Mutual Funds
Notes to Financial Statements (Unaudited)	May 31, 2012

1. Description of the Funds.  PineBridge Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust. The Trust’s Declaration of Trust, as amended, permits the Trustees to establish separate series or “Funds,” each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Trust are divided into four Funds, the PineBridge US Micro Cap Growth Fund (“US Micro Cap Growth Fund”), the PineBridge US Small Cap Growth Fund (“US Small Cap Growth Fund”), the PineBridge US 25 Equity Fund (“US 25 Equity Fund”) and the PineBridge Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each, a “Fund” and collectively, the “Funds”). The Merger Arbitrage Fund commenced operations on December 30, 2011.

The investment objective and principal strategy for each Fund is as follows:

US Micro Cap Growth Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal.  Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of U.S. micro capitalization issuers.

US Small Cap Growth Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal.  Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of U.S. small capitalization issuers.

US 25 Equity Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal.  Under normal market conditions, the Fund invests at least 80% of its net assets in a portfolio of equity securities and equity-related securities of up to 25 U.S. companies.

Merger Arbitrage Fund seeks capital appreciation.  Under normal market conditions, the Fund invests primarily in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts and other corporate reorganizations (“Publicly Announced M&A Transactions”).

The Funds each have two classes of shares, as follows:

Class I shares –	Offered at net asset value per share exclusively for investors with a one million dollar minimum initial investment, subject to certain waivers for other investors.

Class R shares –	Offered at net asset value per share.

Each share of a particular class issued by each Fund bears the same voting, dividend, liquidation and other rights and conditions. Class R shares make distribution and service fee payments under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

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2.  Significant Accounting Policies.  The following is a summary of the significant accounting policies of the Funds:

Investment Valuation.  The investment valuation policy of the Funds is to value investments at market value. Each Fund’s securities, except short term investments with remaining maturities of 60 days or less, use the last quoted trading price or official closing price as market value and are generally classified within Level 1 of the fair value hierarchy. For non-NASDAQ listed securities, the Funds use the price quoted by the exchange on which the security is principally traded and are generally classified within Level 1. For NASDAQ equity securities, the Funds use the NASDAQ official closing price and are generally classified within Level 1. Unlisted securities and listed securities which have not been traded on the valuation date are valued at the last price bid and are generally classified within Level 2. In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Funds. Fair valued securities are determined in good faith under procedures adopted by the Board of Trustees. Short term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value and are generally classified within Level 2. Investments in registered investment companies that are money market funds are valued at the end of day net asset value and are generally classified within Level 1.

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.  A three-tier hierarchy is used to establish classification of fair value measurements for disclosure purposes and is intended to maximize the use of observable market data and minimize the use of unobservable inputs.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The following table summarizes the Funds’ investments as of May 31, 2012.

	US Micro Cap	US Small Cap	US 25	Merger
Investments	Growth Fund	Growth Fund	Equity Fund	Arbitrage Fund
Level 1
Common Stocks*	$52,905,617	$13,190,111	$3,270,058	$2,833,109
Money Market Funds	3,979,458	790,970	28,888	1,854,295
Total Level 1	56,885,075	13,981,081	3,298,946	4,687,404
Level 2
U.S. Treasury Bill	—	—	—	199,977
Level 3
Common Stocks*	—	—	—	5,016
Total Investments	$56,885,075	$13,981,081	$3,298,946	$4,892,397

Securities Sold Short
Level 1
Common Stocks*	$—	$—	$—	$219,665
Level 2	—	—	—	—
Level 3	—	—	—	—
Total Securities Sold Short	$—	$—	$—	$219,665

*	See the Schedule of Investments and Schedule of Securities Sold Short for common stocks detailed by industry classification.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Merger
Arbitrage Fund
Balance as of December 1, 2011	$—
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,016
Purchases	—
Sales	—
Transfers in and / or out of Level 3	—
Balance as of May 31, 2012	$5,016

There were no transfers into or out of Level 1 or Level 2 during the six months ended May 31, 2012. Transfers between Levels are recognized at the end of the reporting period.

New Accounting Pronouncement.  On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative

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information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Short Sales.  A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales, which are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. A Fund is liable for any dividends payable on securities while those securities are sold short.  Until the security is replaced, a Fund is required to pay the lender any income earned which is recorded as an expense by a Fund.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short position.  Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected in the Statement of Assets and Liabilities.

Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.  A Fund will realize a gain if the security declines in price between those dates.

Whenever a Fund engages in short sales, it will segregate an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount segregated plus the amount deposited with the broker be less

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than the market value of the securities.  A Fund may maintain cash deposits at brokers beyond the receivable for short sales.  The Merger Arbitrage Fund’s cash held at broker is with one major security dealer.

Federal Income Taxes.  Each Fund is treated as a separate entity and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of May 31, 2012, open tax years include the tax years ended November 30, 2008 through 2011. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Allocation of Income and Expenses.  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Security Transactions and Investment Income.  Investment security transactions are accounted for on a trade date basis, for financial reporting purposes. Each Fund uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Distributions to Shareholders.  Each Fund will distribute at least annually to shareholders substantially all of its net investment income. Capital gain distributions, if any, will be paid at least annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The reclassifications have no effect on net assets or net asset value per share. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

Use of Estimates in the Preparation of Financial Statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

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assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Guarantees and indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience the Funds expect the risk of loss to be remote.

Market Risk.  Because each Fund invests most of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Offering Costs.  The US 25 Equity Fund incurred $88,060 and the Merger Arbitrage Fund incurred $84,273 in offering costs which have been capitalized as a deferred charge and are being amortized to expense over twelve months on a straight-line basis.

3.  Investment Securities.  The aggregate purchases and sales of long-term securities (excluding securities sold short) for the six months ended May 31, 2012 were as follows:

	Purchases	Sales
US Micro Cap Growth Fund	$37,481,020	$46,130,206
US Small Cap Growth Fund	11,278,895	12,818,448
US 25 Equity Fund	4,560,968	9,530,445
Merger Arbitrage Fund*	6,781,399	3,951,985

*  The Fund commenced operations on December 30, 2011.

The Funds did not have any purchases or sales of long-term U.S. Government securities for the six months ended May 31, 2012.

4.  Advisory Fees and Other Agreements.  The Trust, on behalf of each Fund, employs PineBridge Investments, LLC (the “Adviser”), to furnish investment advisory and other services to the Trust and each Fund.  Under Investment Advisory Agreements with the Trust, the Adviser manages the investment and reinvestment of the assets of the Funds. The Adviser must adhere to the stated investment objectives and policies of the Funds, and is subject to the supervision of the Board of Trustees. For its services under the Advisory Agreements, the Funds contractually agreed to pay the Adviser a monthly fee at the annual rate of 1.20%, 0.90%, 0.63% and 0.94% of the average daily net assets of the US Micro Cap Growth Fund, US Small Cap Growth Fund, US 25 Equity Fund and Merger Arbitrage Fund, respectively.

The Adviser has contractually agreed to waive management fees and/or reimburse Fund expenses as to cap the annual net expense rate for the Funds

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through March 30, 2013 as set forth below. This expense limitation excludes taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as indemnification and litigation.  This expense cap can be altered only with the approval of a majority vote of the Board of Trustees.

Fund	Class I	Class R
US Micro Cap Growth	1.60%	1.90%
US Small Cap Growth	1.35%	1.65%
US 25 Equity	1.20%	1.55%
Merger Arbitrage	1.34%	1.69%

The amount of any fee waiver or reimbursed expenses may be recovered by the Adviser in the future provided that the payments are reimbursed within three years of being made and the combination of the Fund’s expenses and such reimbursements do not exceed the Fund’s expense cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Fund will be charged only such lower expenses.

Under the terms of the agreements, reimbursed expenses, including prior period expenses, are subject to potential recovery for up to three years. Reimbursed/waived expenses subject to potential recovery by year of expiration are as follows:

	US Micro Cap	US Small Cap	US 25	Merger
Year of Expiration	Growth Fund	Growth Fund	Equity Fund	Arbitrage Fund
November 30, 2012	$172,025	$154,246	$—	$—
November 30, 2013	146,865	117,341	—	—
November 30, 2014	183,350	103,309	38,601	—
November 30, 2015	120,149	78,552	107,149	83,815
	$622,389	$453,448	$145,750	$83,815

The Trust, on behalf of each Fund, entered into a Distribution Agreement with Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bancorp Fund Services, LLC (the “Administrator”). Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares (“distribution expenses”) in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to such rule, the Trustees and shareholders have adopted a Distribution Plan hereinafter referred to as the “Class R Plan”.

Under the Class R Plan, the Trust is authorized to pay to the Distributor and/or other parties (which need not be registered broker-dealers) distribution and/or service fees for a Fund at an annual rate of up to 0.35% of the average daily net assets of such Fund Class R shares. This fee will be paid pursuant to an appropriate agreement in payment for any activities or expenses intended to result in the sale and/or retention of Trust shares, including, but not limited to, (a) compensation paid to registered representatives of the Distributor and to participating dealers or to any other persons that have entered into selling agreements with the Distributor

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or the Trust, (b) salaries and other expenses of the Distributor or other parties relating to selling or servicing efforts, (c) expenses of organizing and conducting sales seminars, printing of prospectuses, statements of additional information and reports for other than existing shareholders, (d) preparation and distribution of advertising materials and sales literature and other sales promotion expenses, and/or (e) ongoing services to shareholders which facilitate the continued retention of investors as shareholders of a Fund.

5.  Capital Share Transactions.  At May 31, 2012, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each Fund.

	US Micro Cap Growth Fund
	Class I
	For the Six Months Ended		For the Year Ended
	May 31, 2012		November 30, 2011
	Shares	Amount	Shares	Amount
Shares sold	326,468	$6,634,036	900,670	$17,612,466
Shares redeemed	(429,340)	(8,722,466)	(1,026,971)	(20,070,981)
	(102,872)	$(2,088,430)	(126,300)	$(2,458,515)
Beginning Shares	2,751,925		2,878,225
Ending Shares	2,649,053		2,751,925

	US Micro Cap Growth Fund
	Class R
	For the Six Months Ended		For the Year Ended
	May 31, 2012		November 30, 2011
	Shares	Amount	Shares	Amount
Shares sold	24,269	$479,027	2,387,288	$46,914,715
Shares redeemed	(210,263)	(4,066,247)	(2,393,659)	(41,283,251)
	(185,994)	$(3,587,220)	(6,371)	$5,631,464
Beginning Shares	528,327		534,698
Ending Shares	342,333		528,327

	US Small Cap Growth Fund
	Class I
	For the Six Months Ended		For the Year Ended
	May 31, 2012		November 30, 2011
	Shares	Amount	Shares	Amount
Shares sold	412	$10,262	15,083	$391,011
Shares redeemed	(19,296)	(483,139)	(52,341)	(1,260,891)
	(18,884)	$(472,877)	(37,258)	$(869,880)
Beginning Shares	492,437		529,695
Ending Shares	473,553		492,437

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	US Small Cap Growth Fund
	Class R
	For the Six Months Ended		For the Year Ended
	May 31, 2012		November 30, 2011
	Shares	Amount	Shares	Amount
Shares sold	8,931	$219,063	50,006	$1,198,341
Shares redeemed	(13,161)	(315,777)	(56,639)	(1,352,852)
	(4,230)	$(96,714)	(6,633)	$(154,511)
Beginning Shares	107,989		114,622
Ending Shares	103,759		107,989

	US 25 Equity Fund
	Class I
	For the Six Months Ended		For the Period Ended
	May 31, 2012		November 30, 20111
	Shares	Amount	Shares	Amount
Shares sold	—	$—	500,000	$5,000,000
Shares reinvested	1,034	10,559	—	—
Shares sold in connection
with in-kind transfer	—	—	190,524	1,830,346
Shares redeemed	(501,000)	(5,116,690)	(1,503)	(16,020)
	(499,966)	$(5,106,131)	689,021	$6,814,326
Beginning Shares	689,021		—
Ending Shares	189,055		689,021

	US 25 Equity Fund
	Class R
	For the Six Months Ended		For the Period Ended
	May 31, 20122		November 30, 20112
	Shares	Amount	Shares	Amount
Shares sold	31,532	$357,531	3,280	$33,182
Shares reinvested	530	5,408	—	—
Shares sold in connection
with in-kind transfer	—	—	107,966	1,036,477
Shares redeemed	(9,933)	(107,581)	(860)	(8,535)
	22,129	$255,358	110,386	$1,061,124
Beginning Shares	110,386		—
Ending Shares	132,515		110,386

1	Class I commenced operations on September 19, 2011.
2	Class R commenced operations on September 21, 2011.

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	Merger Arbitrage Fund
	Class I
	For the Period Ended
	May 31, 20123
	Shares	Amount
Shares sold	500,000	$5,000,000
Shares redeemed	—	—
	500,000	$5,000,000
Beginning Shares	—
Ending Shares	500,000

	Merger Arbitrage Fund
	Class R
	For the Period Ended
	May 31, 20124
	Shares	Amount
Shares sold	199	$2,000
Shares redeemed	—	—
	199	$2,000
Beginning Shares	—
Ending Shares	199

3	Class I commenced operations on December 30, 2011.
4	Class R commenced operations on March 13, 2012.

6.	Income Tax Information. As of November 30, 2011, the components of accumulated earnings (losses) for income tax purposes were as follows:

	US Micro Cap	US Small Cap	US 25
	Growth Fund	Growth Fund	Equity Fund
Tax cost of investments	$57,007,757	$12,543,691	$8,174,236
Gross tax unrealized appreciation	8,046,481	2,200,844	471,709
Gross tax unrealized depreciation	(5,124,173)	(931,732)	(299,784)
Net tax unrealized appreciation	2,922,308	1,269,112	171,925
Undistributed ordinary income	—	—	43,598
Undistributed long-term capital gain	—	—	—
Distributable earnings	—	—	43,598
Other accumulated loss	(17,632,476)	(11,433,234)	—
Total accumulated gain (loss)	$(14,710,168)	$(10,164,122)	$215,523

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of the close of business on September 28, 2011 and September 29, 2011, the US 25 Equity Fund acquired assets from various shareholders in the PineBridge US Focus Equity Fund in exchange for shares of the US 25 Equity Fund. The acquisition of assets from these tax-deferred transactions was as follows:

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		Unrealized
Date	Tax Cost	Depreciation	Value
September 28, 2011	$2,974,414	$(267,018)	$2,707,396
September 29, 2011	171,250	(11,823)	159,427
	$3,145,664	$(278,841)	$2,866,823

These transactions qualified as tax-deferred transfers under the Internal Revenue Code (IRC) and related revenue rulings.  As of November 30, 2011, the US 25 Equity Fund held securities with $168,217 of net unrealized depreciation relating to the transfers.

The following net realized capital loss carry forwards at November 30, 2011, may be utilized to offset future capital gains. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carry forward to the extent allowed by the IRC.

	Capital Loss	Expiration
	Carryforward	Through
US Micro Cap Growth Fund	$(11,767,383)	11/30/16
	(5,865,093)	11/30/17
US Small Cap Growth Fund	(9,917,489)	11/30/16
	(1,515,745)	11/30/17

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  One of the more prominent changes addresses capital loss carryforwards.  Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

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7.  Significant Shareholder Holdings.  As of May 31, 2012, single affiliated shareholders owned shares of the Funds as follows:

	US Small	Merger
	Cap Growth	Arbitrage
	Fund – Class I	Fund – Class I
Shares	92,245	500,000
Percent of total outstanding shares of Class	19.48%	100.00%
Percent of total outstanding shares of Fund	15.98%	99.96%

Investment activities of these shareholders could have a material affect on each Fund.

8.  Subsequent Events.  The Adviser recommended that, in light of the US 25 Equity and Merger Arbitrage Funds’ size and limited prospects for future growth, the Funds be liquidated.  Accordingly, the Trust’s Board of Trustees (the “Board”) has adopted a plan of liquidation and termination for the Funds.  The Funds will liquidate and terminate as of the close of business (4:00 p.m. Eastern Time) on August 13, 2012.

Effective July 9, 2012, the Board approved an interim investment advisory contract between the Trust and Jacob Asset Management of New York, LLC (“JAM”), pursuant to which JAM replaced PineBridge Investments, LLC as the investment adviser to the US Micro Cap Growth Fund and the US Small Cap Growth Fund.  Under the interim advisory contract, there will be no change to management fees and JAM will continue the Funds’ current expense limitation arrangements.

Effective July 9, 2012, the name of the Trust was changed from PineBridge Mutual Funds to Jacob Funds II.  The name of the US Micro Cap Growth Fund was changed to Jacob Micro Cap Growth Fund and the US Small Cap Growth Fund was changed to Jacob Small Cap Growth Fund II.  Nicholas Denton-Clark was elected to continue to serve as Chief Compliance Officer with respect to the US 25 Equity Fund and the Merger Arbitrage Fund, and Ryan I. Jacob, Francis J. Alexander and Shane Morris were elected to serve as Vice President, Assistant Treasurer and Chief Compliance Officer, respectively, with respect to the Jacob Micro Cap Growth Fund and the Jacob Small Cap Growth Fund II.

On July 10, 2012 and July 13, 2012, respectively, the Board of Trustees of the Jacob Funds II and the Board of Directors of Jacob Funds, Inc., approved the reorganization of Jacob Micro Cap Growth Fund (“Micro Cap Fund,” formerly, PineBridge US Micro Cap Growth Fund) and Jacob Small Cap Growth Fund II (“Small Cap Fund,” formerly, PineBridge US Small Cap Growth Fund) into the Jacob Funds family of funds.  These reorganizations are subject to approval by shareholders of the Micro Cap Fund and the Small Cap Fund.  A special meeting of the Funds’ shareholders will be held to approve the reorganizations.  In future communications, shareholders of the Funds will receive proxy materials that discuss the proposed reorganizations.

1.800.426.9157

PineBridge Merger Arbitrage Fund
Approval of Investment Advisory Agreement

At a meeting held on November 9, 2011, PineBridge Investments LLC (“PBI”) proposed that the Board of Trustees (the “Board” or “Trustees”) of the PineBridge Mutual Funds (“Trust”) approve the investment advisory agreement (“Agreement”) between PBI and the Trust, on behalf of the PineBridge Merger Arbitrage Fund (the “Fund”), a newly created series of the Trust.  The Board considered multiple factors when evaluating PBI and in approving the Agreement including, but not limited to: (1) the nature, extent and quality of the services to be provided to the Fund under the Agreement; (2) the performance of the accounts that are managed pursuant to the PineBridge Merger Arbitrage Strategy (“Strategy”) and how that performance compares to the performance of funds in a new Morningstar category for open-end mutual funds with merger or arbitrage in their name that invest in a merger arbitrage strategy (“Morningstar Category”) and the Citigroup 3-Month U.S. Treasury Bill Index (“Index”); (3) the projected level of fees and overall expenses of the Fund and how those fees and expenses compare to the Morningstar Category and other accounts managed by PBI; (4) the costs to PBI of providing advisory services to the Fund and PBI’s projected profitability with respect to such services; (5) the anticipated effect of changes in the Fund’s asset levels on the advisory fee and overall expense ratio (“economies of scale”); and (6) benefits to be derived by PBI from its relationship with the Fund.

In considering the approval of the Agreement, the Board requested and reviewed information provided by PBI, including PBI’s responses to questions relating to its proposed management of the Fund, the personnel who would perform services for the Fund, the performance of the Strategy, the proposed investment advisory fee and projected expenses and other information that PBI believed would be material to the Board’s consideration of the Agreement.  In addition, legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Agreement.  The Board did not identify any particular information that was most relevant to its determination to approve the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent, and Quality of Services.  The Board considered PBI’s investment philosophy and investment process as well as the background and experience of the portfolio manager who would manage the Fund, the trader and analyst who would support her and the management personnel who would provide oversight.  PBI represented to the Board that it would manage the Fund in a manner substantially similar to the way it manages the Strategy.  The Board considered PBI’s investment resources and infrastructure and the adequacy of its compliance program.  Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by PBI were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.

www.PineBridge.com/USMutualFunds

Performance.  The Board considered the performance of the Strategy over time, noting that the level of merger and acquisitions activity had varied due to changing market conditions since the inception of the Strategy in 2003.  The Board considered the correlation of the monthly returns of the Strategy to those of various market indices, including the Index.  The Board also considered that the Strategy had outperformed the median for the Morningstar Category for the 3-month, year-to-date, 3-year, 5-year and since inception periods ended September 30, 2011 and underperformed the Morningstar Category for the 1-year period.  The Board concluded that PBI’s historical investment performance record for the Strategy supported approval of the Agreement.

Comparisons of the amounts to be paid under the Agreement with Morningstar Category and other PBI accounts.  In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed on behalf of the Fund.  The Board considered that the proposed advisory fee rate was the same as the median advisory fee rate for the Morningstar Category.  The Board also noted that the proposed advisory fee rate was slightly higher than the rate charged by PBI to separate accounts, but lower than the advisory fee rate charged by PBI to another pooled fund which PBI manages pursuant to its merger arbitrage strategy.  In addition, the Board noted PBI’s intention to cap the Fund’s total annual operating expenses at competitive levels. This information assisted the Board in concluding that PBI’s advisory fee rate under the Agreement appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Costs of the services to be provided and profits to be realized by PBI and its affiliates from the relationship with the Fund.  Recognizing that PBI’s projected profitability was dependent on the Fund’s initial asset levels, competitive performance, and the maintenance of competitive expense levels, the Board concluded that PBI’s profitability with respect to the Fund was not a material factor in approving the Agreement.

Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.  The Board considered that the proposed advisory fee did not include breakpoints.  However, the Board noted that, because the Fund had not commenced operations, there were no economies of scale that would warrant a change in the proposed fee rate.  Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Agreement.

Benefits to be derived by PBI from the relationship with the Fund.  The Board considered that PBI did not anticipate that it would receive any “fall-out” or ancillary benefits as a result of its advisory relationship with the Fund.  Based on the foregoing, the Board concluded that any “fall-out” benefits which may accrue to PBI were not a material factor in approving the Agreement.

1.800.426.9157

Board’s Conclusion.  Based on the various considerations described above, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Fund or PBI, concluded that the proposed investment advisory fee is reasonable and that the approval of the Agreement is in the best interests of the Fund and its shareholders and, as a result, approved the Agreement.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Additional Information (Unaudited)

Proxy Voting. A description of the Trust’s proxy voting policies and procedures that each Fund uses to determine how to vote proxies relating to the holdings of each Fund is available without charge, upon request, by calling 1-800-426-9157 or on the SEC website at http://www.sec.gov.

Proxy Voting Record. Information regarding how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-426-9157 and on the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule. The Funds file complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

1.800.426.9157

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TRUSTEES	COUNSEL

GEORGE HORNIG	K&L GATES LLP
GEORGE W. GAU	1601 K STREET, N.W.
JOHN H. MASSEY	WASHINGTON, DC 20006
DAVID M. REICHERT
INDEPENDENT REGISTERED
ADMINISTRATOR &	PUBLIC ACCOUNTING FIRM
TRANSFER AGENT
PRICEWATERHOUSECOOPERS LLP
U.S. BANCORP FUND SERVICES, LLC	100 EAST WISCONSIN AVENUE
615 EAST MICHIGAN STREET, 3RD FLOOR	MILWAUKEE, WI 53202
MILWAUKEE, WI 53202
DISTRIBUTOR
CUSTODIAN
QUASAR DISTRIBUTORS, LLC
U.S. BANK, N.A.	615 EAST MICHIGAN STREET
1555 N. RIVER CENTER DRIVE, SUITE 302	MILWAUKEE, WI 53202
MILWAUKEE, WI 53212

When used as sales literature, this report must be accompanied or preceded by the current prospectus for the PineBridge Mutual Funds.

Investors should consider the Jacob Funds investment objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Funds.  A copy of the prospectus may be obtained by visiting www.jacobmutualfunds.com and should be read carefully before investing.

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor • Milwaukee, WI 53202

800.426.9157
www.PineBridge.com/USMutualFunds

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer & Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds II (formerly PineBridge Mutual Funds)

By (Signature and Title) /s/ Robin C. Thorn
    Robin C. Thorn, President

Date    August 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robin C. Thorn
    Robin C. Thorn, President

Date   August 9, 2012

By (Signature and Title)  /s/ Joseph Altobelli
                                                    Joseph Altobelli, Chief Financial Officer & Treasurer

Date   August 4, 2012